Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2020
BFLY Operations Inc
Schedule of authorized, issued and outstanding Convertible Preferred Stock

The following table summarizes the authorized, issued and outstanding Convertible Preferred Stock of the Company as of December 31, 2020 and December 31, 2019 (in thousands, except share and per share information):

		Issuance	Shares	Total			Initial
		Price	Authorized,	Proceeds or		Net	Liquidation
	Year of	Per	Issued and	Exchange	Issuance	Carrying	Price Per
Class	Issuance	Share	Outstanding	Value	Costs	Value	Share
Series A	2012	$0.04	25,952,123	$1,038	$11	$1,027	$0.80
Series B	2014	0.80	25,000,000	20,000	99	19,901	0.80
Series C	2014 – 2015	3.33	27,948,045	93,067	246	92,821	3.33
Series D	2018	10.27	24,342,746	250,000	2,812	247,188	10.27
			103,242,914